SUPPLEMENT DATED NOVEMBER 17, 2020
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS,
STATURY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
TRIMTABS ALL CAP INTERNATIONAL FREE-CASH-FLOW ETF (TTAI)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective November 18, 2020, the Fund will change its name to TrimTabs International Free Cash Flow Quality ETF, and all references to “TrimTabs All Cap International Free-Cash-Flow ETF” in the Summary Prospectus, Statutory Prospectus and SAI will be replaced with “TrimTabs International Free Cash Flow Quality ETF.”

Please keep this supplement with your prospectus and SAI for future reference.